Investments and assets and liabilities held for sale, Discontinued operation (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Discontinued operations [Abstract]
Profit (loss) from discontinued operations	R$ 13,675	R$ 1,935
Leccaros (9.2.2)	0		R$ 6,580
Liabilities, from discontinued operations	28,523		23,787
Dona Juana [Member]
Discontinued operations [Abstract]
Profit (loss) from discontinued operations	(5,109)		687
Liabilities, from discontinued operations	28,523	R$ 22,289	23,787
Leccaros Participacoes S.A. [Member]
Discontinued operations [Abstract]
Leccaros (9.2.2)	0		6,580
Discontinued Operations [Member]
Discontinued operations [Abstract]
Profit (loss) from discontinued operations	R$ (5,109)		R$ 687